Note Employee benefits (Changes in level 3 assets measured at fair value) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at beginning of year	$ 644,414
Fair value of plan assets at end of year	697,129	$ 644,414
Level 3
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at beginning of year	2,093	2,103
Actual return on plan assets	0	0
Purchases, sales, issuance, settlements, paydowns and maturities (net)	1,462	(10)
Fair value of plan assets at end of year	$ 3,555	$ 2,093